Concentration of Risks (Details) - Schedule of Outstanding Principal Balance of Loans to Borrowers	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sales partners A and B [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Sales partners	37.40%	23.00%
Sales partners A, B, and C [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Sales partners	63.10%